Related Parties (Details) - Schedule of transaction with related parties - ZAR (R) R in Thousands	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Schedule of transaction with related parties [Abstract]
Sales to related parties	R (28,915)	R (24,901)	R (407)
Purchases from related parties	98,032	54,470	7,937
Rent paid to related parties	13,697	18,260	19,887
Interest paid to related party		R 2,048